FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT
Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs

Investment in the Investee D
RMB’000

Fair value at January 1, 2015	3,068
Changes in fair value	905
Fair value at December 31, 2015 and January 1, 2016	3,973

Fair value at December 31, 2016	3,973

Fair value at December 31, 2016 (US$’000)	572